FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 14,395	$ 17,874
Long-term debt gross	1,093,836	1,251,253
Level 2 | Term Loan A and Term Loan B | Reported Value Measurement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	796,857	806,326
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	14,118	17,549
Long-term debt gross	810,975	823,875
Level 2 | Term Loan A and Term Loan B | Estimated fair value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 809,961	$ 795,039